Discontinued operations and disposal groups - Assets held for sale and liabilities held for sale (Details) - USD ($) $ in Millions		Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment		$ 786.3	$ 816.1
Right of use assets		371.3	369.9
Goodwill		274.5	262.7
Other intangible assets		284.3	288.9
Deferred income tax assets		77.6	65.1
Trade and other receivables		151.9	135.8
Current assets
Inventories		46.5	42.1
Income tax receivable		2.6	0.8
Trade and other receivables		196.1	181.4
Cash and cash equivalents	[1]	1,073.5	825.7
Assets held for sale		1,035.8	1,453.0
Non-current liabilities
Trade and other payables		(132.2)	(122.3)
Borrowings		(2,786.3)	(2,842.0)
Lease liabilities		(313.5)	(311.7)
Provisions for other liabilities and charges		(45.5)	(59.7)
Deferred income tax liabilities		(42.5)	(40.4)
Current liabilities
Trade and other payables		(333.7)	(278.0)
Borrowings		(323.5)	(295.7)
Lease liabilities		(66.4)	(60.7)
Liabilities held for sale		(391.1)	(493.0)
Assets and liabilities classified as held for sale
Non-current assets
Property, plant and equipment			562.7
Right of use assets			245.3
Other intangible assets			332.0
Deferred income tax assets			144.5
Trade and other receivables			75.2
Current assets
Trade and other receivables			65.7
Cash and cash equivalents			27.6
Assets held for sale			1,453.0
Non-current liabilities
Trade and other payables			(5.5)
Borrowings			(82.8)
Lease liabilities			(232.5)
Provisions for other liabilities and charges			(36.8)
Deferred income tax liabilities			(14.0)
Current liabilities
Trade and other payables			(66.2)
Borrowings			(13.9)
Lease liabilities			(41.3)
Liabilities held for sale			(493.0)
IHS Latam Group
Non-current assets
Property, plant and equipment		298.1	293.3
Right of use assets		254.0	244.6
Other intangible assets		188.9	194.9
Deferred income tax assets		163.1	138.4
Trade and other receivables		69.6	69.9
Current assets
Trade and other receivables		42.2	39.3
Cash and cash equivalents		19.9	16.9
Assets held for sale		1,035.8	997.3
Non-current liabilities
Lease liabilities		(259.4)	(232.0)
Provisions for other liabilities and charges		(32.7)	(36.8)
Deferred income tax liabilities		(11.2)	(14.0)
Current liabilities
Trade and other payables		(42.2)	(42.6)
Lease liabilities		(45.6)	(40.9)
Liabilities held for sale		(391.1)	(366.3)
Reserve of exchange differences on translation		$ (62.7)	(83.9)
I-Systems Solues de Infraestrutura S.A.
Non-current assets
Property, plant and equipment			269.4
Right of use assets			0.7
Other intangible assets			137.1
Deferred income tax assets			6.1
Trade and other receivables			5.3
Current assets
Trade and other receivables			26.4
Cash and cash equivalents			10.7
Assets held for sale			455.7
Non-current liabilities
Trade and other payables			(5.5)
Borrowings			(82.8)
Lease liabilities			(0.5)
Current liabilities
Trade and other payables			(23.6)
Borrowings			(13.9)
Lease liabilities			(0.4)
Liabilities held for sale			$ (126.7)

[1]	Excludes $19.9 million cash classified within assets held for sale as of June 30, 2026 (December 31, 2025: $27.6 million) (see note 21.2)